BUSINESS SEGMENTS - Depreciation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Reconciliation of Depreciation by Segment [Line Items]
Depreciation	$ 21	$ 21	$ 22
Operating Segments
Reconciliation of Depreciation by Segment [Line Items]
Depreciation	15	15	17
Operating Segments | North America
Reconciliation of Depreciation by Segment [Line Items]
Depreciation	13	12	13
Operating Segments | Asia Pacific
Reconciliation of Depreciation by Segment [Line Items]
Depreciation	1	1	2
Operating Segments | Europe
Reconciliation of Depreciation by Segment [Line Items]
Depreciation	1	2	2
Corporate and other
Reconciliation of Depreciation by Segment [Line Items]
Depreciation	$ 6	$ 6	$ 5